Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6:- SHAREHOLDERS’ EQUITY

a.	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2023		December 31, 2022
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	107,800,000	49,048,703	47,800,000	19,851,833

b.	In July 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, its Ordinary shares, no par value (the “Ordinary Shares”), through the Agent in an At The Market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $45,000, which was subsequently reduced to $8,707 on May 19, 2023.

During the six-month period ended June 30, 2023, the Company sold 1,949,029 Ordinary Shares under the ATM for a total amount of $2,212, net of issuance cost in the amount of $68.

c.	On March 29, 2023, the Company entered into a private placement of unregistered pre-funded warrants to purchase up to 10,357,139 Ordinary shares (the “PFW”), at a price of $0.4199 per PFW with certain of the Company’s existing shareholders. The PFWs have an exercise price of $0.0001 per Ordinary share. Accordingly, the consideration for the PFWs amounted to $3,987, net of related placement fees and other offering expenses which amounted to a total of $362. In accordance with ASC No. 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC No. 815-40, “Derivatives and Hedging” (“ASC 815”), the PFWs were qualified for equity accounting.

On March 31, 2023, the Company closed a public offering which was comprised of 16,859,000 Ordinary shares (inclusive of 2,199,000 Ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters), at a public offering price of $0.42 per share (the “Public Offering”). The proceeds to the Company from the Public Offering were $6,415, net of underwriting commissions and other offering expenses which amounted to $666.

Following the Public Offering, the Company did not have a sufficient number of authorized Ordinary shares to cover 5,013,446 PFWs, and as a result, in accordance with ASC 815-40, these PFWs, which amounted to $2,106, were classified as a liability at fair value.

On May 5, 2023, the shareholders of the Company approved to increase the Company’s authorized share capital by 60,000,000, from 47,800,000 to 107,800,000 Ordinary shares, and as a result, in accordance with ASC 480 and 815-40, these PFWs were classified under equity accounting at their fair value, which amounted to $1,905. The change in the PFWs fair value was accounted for as financial expenses in the amount of $201.

On May 11, 2023, all of the PFWs were exercised into 10,354,532 Ordinary shares on a cashless basis.

d.	Share option plan:

Through June 30, 2023, the Company authorized through its 2012 Share Option Plan the grant of 4,672,094 options to Ordinary shares to its officers, directors, advisors, management and other employees. The options granted generally have a four-year or three-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2023, 1,206,447 of the Company’s options were available for future grants.

During the first quarter of 2023, the Company decreased the exercise price of 2,021,599 options granted to all employees and a consultant under the 2012 Share Option Plan. As of the modification date, the options can be exercised for $0.77 (the “Repricing”). Following the Repricing the Company accounted for an incremental value in the total amount of $562, in which $307 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

On May 5, 2023, the Company’s board of directors also approved a similar exercise price decrease of 504,169 options previously granted to the Company’s Chief Executive Officer and board members. Therefore, the Company accounted for an incremental value in the total amount of $63, of which $50 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

A summary of the status of options to employees under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2023, and changes during the period then ended is presented below (unaudited):

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	3,303,346	$1.92	$115	6.14
Granted	114,500	$0.71	-
Exercised	(34,309)	$0.23	$12
Forfeited and expired	(795,172)	$3.65

Outstanding at end of period	2,588,365	$1.36	$-	6.39

Exercisable options	1,569,578	$1.74	$-	4.94

Vested and expected to vest	2,588,365	$1.36	$-	6.39

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2023:

Dividend yield (%)	0
Expected volatility (%)	92.59-95.67
Risk-free interest rate (%)	3.38-3.73
Expected term (in years)	5.7-6.1

The total share-based compensation expense recognized by the Company’s departments:

	Six Months Ended June 30,
	2023	2022
	Unaudited

Research and development	$1,022	$1,193
Marketing and business development	191	199
General and administrative	757	1,147

	$1,970	$2,539

As of June 30, 2023, there were unrecognized compensation costs of $4,692, which are expected to be recognized over a weighted average period of approximately 2.15 years.

e.	Options issued to non-employees (including directors and consultants):

Outstanding options granted to non-employees as of June 30, 2023, were as follows (unaudited):

Grant date	Options outstanding as of June 30, 2023	Average Exercise price per share ($)	Options exercisable as of June 30, 2023	Exercisable through

April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$0.77	17,925	November 2027
August 2019	71,700	$0.77	71,700	August 2029
June 2020	64,530	$2.84	64,530	June 2030
April 2021	62,741	$2.03	62,741	April 2031
August 2021	15,000	$0.77	8,719	August 2031
December 2021	10,000	$6.80	4,975	December 2031
May 2022	65,625	$1.37	65,625	May 2032
November 2022	5,000	$1.05	1,650	November 2032
February 2023	16,000	$0.81	-	February 2033
May 2023	170,628	$0.60	-	May 2033

	710,016		508,732

f.	Warrants:

As of June 30, 2023, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2023, were as follows (unaudited):

Grant date	Warrants outstanding as of June 30, 2023	Average Exercise price per share ($)		Warrants exercisable as of June 30, 2023	Exercisable through

August 2019	200,596		$15.95	200,596	August 2023
September 2020	17,925		$16.00	17,925	September 2024
April 2022	155,794	$	*) 0.42	155,794	April 2029
July 2022	38,948	$	*) 0.42	38,948	July 2029

	413,263			413,263

*)	Following the modification mentioned in Note 4.